Consolidated Statement of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 6,595,867	$ 5,524,410
Operating expenses
Direct costs of revenue	2,862,941	2,217,974
Professional fees	407,401	106,639
Salary expenses	2,396,915	1,478,414
Stock-based compensation	657,947
Marketing expense	240,080	108,229
Rent expense	648,080	98,209
Impairment expense		378,433
Other general and administrative expenses	1,804,505	1,723,531
Total operating expenses	9,017,869	6,111,429
Loss from operations	(2,422,002)	(587,019)
Other income (expenses)
Loss on settlement of debt	(11,754)
Gain on forgiveness of PPP loans	614,972	507,207
Interest expense	(22,833)	(45,486)
Total other income (expenses)	580,385	461,721
Net loss before non-controlling interest	(1,841,617)	(125,298)
Net loss attributable to non-controlling interests		(20,011)
Net loss	$ (1,841,617)	$ (105,287)
Earnings per share - basic and fully diluted	$ (0.01)	$ (0.00)
Weighted average number of shares of common stock - basic and fully diluted	189,059,461	45,323,448